Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	44,635.02
Total Transaction Valuation	323,208,001.00
Total Offset Amount	0.00
Net Fee	$ 44,635.02
Offering Table N/A
Offset Table N/A	N/A